Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings (loss) Per Share [Abstract]
Computation of Earnings (loss) per share

	2011	2010	2009

Basic earnings (loss) per Common or Class B Share:

Net income (loss) attributable to Magna International Inc.	$1,018	$1,003	$(453)

Average number of Common and Class B Shares outstanding during the year	239.3	230.0	223.6

Basic earnings (loss) per Common or Class B Share	$4.26	$4.36	$(2.03)

Diluted earnings (loss) per Common or Class B Share:

Net income (loss) attributable to Magna International Inc.	$1,018	$1,003	$(453)

Average number of Common and Class B Shares outstanding during the year	239.3	230.0	223.6
Adjustments
Stock options and restricted stock [a]	3.5	3.0	—

	242.8	233.0	223.6

Diluted earnings (loss) per Common or Class B Share	$4.20	$4.30	$(2.03)